In-process research and development asset (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019
In-process research and development asset
In-process research and development asset (note 7)		$ 2,359	$ 2,359
Payment received, deducted from consideration paid for acquisition of IPR&D asset		$ 475
In-process research and development asset
In-process research and development asset
Payment received, deducted from consideration paid for acquisition of IPR&D asset	$ 475